Corporate Information - Additional Information (Details) - USD ($)	May 29, 2025	May 03, 2024	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2024
Corporate information [line items]
Par value per share		$ 24	$ 0.01	$ 0.01
Number of shares issued		11,000,000	450,900,000	447,900,000
Proceeds from issue of shares		$ 243,900,000
CPP Investments
Corporate information [line items]
Shares Authorized	30,500,000
Par value per share	$ 44.2
Number of shares issued	0
Proceeds from issue of shares	$ 0
Share offering cost	$ 1,300,000
Ordinary Shares
Corporate information [line items]
Shares Authorized			1,329,120,000	1,329,120,000
Number of shares issued			323,079,000	320,122,000	8,700,000
Special Shares
Corporate information [line items]
Shares Authorized			156,000,000	156,000,000
Number of shares issued			127,771,000	127,771,000